Income Taxes (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred Federal Income Tax Expense (Benefit)	$ 63.1
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 17.7	$ 60.7	$ 13.6